FUNDMANAGER PORTFOLIOS
SCHEDULE OF INVESTMENTS

-----------------------------------------------------------
MARCH 31, 2000 (UNAUDITED)

-----------------------------------------------------------
-------------------------------------------------------

-------------------------------------------------------
-------------------------------------------------------
AGGRESSIVE GROWTH PORTFOLIO

-------------------------------------------------------
HIGH CAPITAL APPRECIATION. Seeks capital appreciation without regard to current income.

                                               MARKET
  SHARES              MUTUAL FUND              VALUE

SMALL CAP FUNDS -- (24.8%)

     90,566 Baron Asset                      $3,091,912
     61,156 Undiscovered Managers            2,009,578
            Behavioral Growth

                                             ----------
            TOTAL SMALL CAP FUNDS            5,101,490
                                             ----------
 MID CAP FUNDS -- (43.3%)

     52,961 FPA Capital                      1,762,563
    124,255 Longleaf Partners                2,408,066
    133,039 MAS Mid Cap Growth               4,713,583
                                            -----------
            TOTAL MID CAP FUNDS              8,884,212

                                            -----------
  SECTOR FUNDS -- (28.2%)

     66,050 Goldman Sachs Internet            1,344,782
            Tollkeeper
     10,721 Vanguard Specialized Health Care 1,102,823
     47,125 T. Rowe Price Science &          3,349,673
            Technology

            TOTAL SECTOR FUNDS               5,797,278
GLOBAL FUND -- (7.2%)

                                             ----------
     40,847 Gabelli Global Growth            1,485,618
                                             ----------
            TOTAL INVESTMENTS AT MARKET VALUE

            (COST $17,233,493) (A)           ---------
            OTHER ASSETS NET OF LIABILITIES  21,268,598
            (-3.5%)                          (736,094)

                                             ----------
            NET ASSETS (100.0%)              $20,532,504
                                             ==========


(SEE NOTES TO FINANCIAL STATEMENTS WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS).

FUNDMANAGER PORTFOLIOS

SCHEDULE OF INVESTMENTS

MARCH 31, 2000 (UNAUDITED)

-----------------------------------------------------------

-------------------------------------------------------
GROWTH PORTFOLIO

-------------------------------------------------------
MODEST CAPITAL APPRECIATION. Primarily seeks long - term capital appreciation. Current income is a secondary consideration.

                                               MARKET
  SHARES              MUTUAL FUND              VALUE

            ---------------------------------

GROWTH FUNDS -- (54.5%)
     90,706 Harbor Capital Appreciation      $5,182,956
     71,174 MFS Capital Opportunities        1,722,419
     65,789 TCW Galileo Select Equities      1,776,973
     59,457 Vanguard Horizon                 1,869,342
                                             ----------
            TOTAL GROWTH FUNDS               10,551,690

                                             ----------
VALUE FUNDS -- (47.3%)

     97,995 Davis New York Venture           3,095,677
     30,847 Dodge & Cox Stock                2,944,961
    149,800 UAM Clipper Focus                1,575,893
     68,791 Vanguard  Value Index            1,543,676
                                             ----------
            TOTAL VALUE FUNDS                9,160,207

                                             ----------
                                             ----------
            TOTAL INVESTMENTS AT MARKET

            VALUE (COST $16,438,023) (B)     19,711,897
            OTHER ASSETS NET OF LIABILITIES  (352,486)
            (-1.8%)

                                             ----------
            NET ASSETS (100.0%)              $19,359,393
                                             ==========

(SEE NOTES TO FINANCIAL STATEMENTS WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS).

FUNDMANAGER PORTFOLIOS

SCHEDULE OF INVESTMENTS

MARCH 31, 2000 (UNAUDITED)

-----------------------------------------------------------

-------------------------------------------------------
GROWTH WITH INCOME PORTFOLIO

-------------------------------------------------------
INCOME AND MODEST CAPITAL APPRECIATION. Seeks a combination of capital appreciation and current income.

                                              MARKET
 SHARES              MUTUAL FUND              VALUE

          ----------------------------------

GROWTH AND INCOME FUNDS -- (64.0%)
  242,600 AIM Charter (Class A)             $4,854,419
  135,367 Fundamental Investors              4,630,919
  284,130 Lord Abbett Affiliated             4,378,448
                                            -----------
          TOTAL GROWTH AND INCOME FUNDS     13,863,786

                                            -----------
EQUITY INCOME FUNDS -- (36.7%)

  173,667 T. Rowe Price Equity Income        4,036,009
  134,936 Washington Mutual Investors        3,934,745
                                            -----------
          TOTAL EQUITY INCOME FUNDS          7,970,754

                                            -----------
                                            -----------
          TOTAL INVESTMENTS AT MARKET

          VALUE (COST $19,136,971) (C)      21,834,541
          OTHER ASSETS NET OF LIABILITIES    (161,287)
          (-0.7%)

                                            -----------
          NET ASSETS (100.0%)               $21,673,254
                                            ===========

(SEE NOTES TO FINANCIAL STATEMENTS WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS).

FUNDMANAGER PORTFOLIOS

SCHEDULE OF INVESTMENTS

MARCH 31, 2000 (UNAUDITED)

-----------------------------------------------------------

-------------------------------------------------------
INTERNATIONAL PORTFOLIO

-------------------------------------------------------
HIGH CAPITAL APPRECIATION. Seeks long - term capital appreciation without regard to current income.

                                               MARKET
  SHARES              MUTUAL FUND              VALUE

            ---------------------------------

INTERNATIONAL EQUITY FUNDS -- (95.8%)
     17,140 Acorn International Equity        $678,746
     20,673 Artisan International Equity       692,971
     32,392 BT International Equity          1,039,166
     47,104 Janus Overseas                   2,008,552
     49,680 Nicholas-Applegate
            International Small Cap Growth   2,543,136
            (Institutional Class)
     61,892 Oakmark International Small Cap    735,278
     41,655 Putnam International Growth      1,313,394
     63,381 Tweedy, Browne Global Value      1,337,346
                                             ----------
            TOTAL INTERNATIONAL EQUITY FUNDS

            (COST $7,357,505) (D)            10,348,589
            OTHER ASSETS NET OF LIABILITIES    456,668
            (4.2%)

                                             ----------
            NET ASSETS (100.0%)              $10,805,257
                                             ==========




FUNDMANAGER PORTFOLIOS

SCHEDULE OF INVESTMENTS

MARCH 31, 2000 (UNAUDITED)

=======================================================

-------------------------------------------------------
MANAGED TOTAL RETURN PORTFOLIO

-------------------------------------------------------
ASSET ALLOCATION. Seeks high total return through disciplined asset allocation.

                                               MARKET
   SHARES              MUTUAL FUND             VALUE

             --------------------------------

EQUITY AND BALANCED FUNDS -- (45.0%)
     110,248 FPA New Income                  $1,169,737
      49,103 Fidelity Spartan U.S. Equity    2,608,401
             Index
     112,707 T. Rowe Price Equity Income     2,619,321
                                             ----------
             TOTAL EQUITY AND BALANCED FUNDS 6,397,459

                                             ----------
FIXED INCOME FUNDS -- (56.7%)

     201,741 Fidelity High-Income            2,328,094
     205,232 Loomis Sayles Bond              2,464,841
     226,503 PIMCO High-Yield                2,314,865
      95,004 PIMCO Total Return                942,446
                                             ----------
             TOTAL FIXED INCOME FUNDS        8,050,246

                                             ----------
             TOTAL INVESTMENTS AT MARKET

             VALUE (COST $15,105,679) (E)    14,447,705
             OTHER ASSETS NET OF             (238,433)
             LIABILITIES (-1.7%)

                                             ----------
             NET ASSETS (100.0%)             $14,209,272
                                             ==========

(SEE NOTES TO FINANCIAL STATEMENTS WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS).

FUNDMANAGER PORTFOLIOS

SCHEDULE OF INVESTMENTS

MARCH 31, 2000 (UNAUDITED)

=======================================================

-------------------------------------------------------
-------------------------------------------------------
BOND PORTFOLIO

-------------------------------------------------------
MONTHLY INCOME.  Seeks a high level of current income.
                                               MARKET
 SHARES               MUTUAL FUND              VALUE

            ---------------------------------

SHORT MATURITY FUNDS -- (19.9%)
     91,294 FPA New Income                    $968,631
     83,433 Vanguard Admiral Short-Term        822,658
            Treasury

                                             ----------
            TOTAL SHORT MATURITY FUNDS       1,791,289

                                             ----------
INTERMEDIATE MATURITY FUNDS -- (59.2%)
     60,813 Bond Fund of America               783,890
     79,697  MFS Bond (Class A)                974,700
     84,851 MAS Fixed Income                   937,604
     98,900 PIMCO Total Return                 985,046
             Vanguard Admiral

     86,272 Intermediate-Term    Treasury      863,580
     84,433  Vanguard Intermediate-Term        779,318
            Corporate

                                             ----------
            TOTAL INTERMEDIATE MATURITY      5,324,138
            FUNDS

                                             ----------
LONG MATURITY FUNDS -- (18.7%)

     83,798 Vanguard Admiral Long-Term         882,396
            Treasury
     97,216 Vanguard Long-Term Corporate       795,227
                                             ----------
            TOTAL LONG MATURITY FUNDS        1,677,623

                                             ----------
            TOTAL INVESTMENTS AT MARKET
            VALUE                            8,793,051

            (COST $9,336,031) (F)

            OTHER ASSETS NET OF LIABILITIES    198,393
            (2.2%)

                                             ----------
            NET ASSETS (100.0%)              $8,991,444
                                             ==========

 (SEE NOTES TO FINANCIAL STATEMENTS WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS).

(A) AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $17,233,493. THE GROSS UNREALIZED APPRECIATION IS $4,647,225 ; THE GROSS UNREALIZED DEPRECIATION IS $612,120 , RESULTING IN NET UNREALIZED APPRECIATION OF $4,035,105 FOR FEDERAL INCOME TAX PURPOSES.

(B) AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $16,438,023. THE GROSS UNREALIZED APPRECIATION IS $3,859,055 ; THE GROSS UNREALIZED DEPRECIATION IS $585,181 , RESULTING IN NET UNREALIZED APPRECIATION OF $3,273,874 FOR FEDERAL INCOME TAX PURPOSES.

(C) AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $19,136,971. THE GROSS UNREALIZED APPRECIATION IS $2,699,455 ; THE GROSS UNREALIZED DEPRECIATION IS $1,885 , RESULTING IN NET UNREALIZED APPRECIATION OF $2,697,570 FOR FEDERAL INCOME TAX PURPOSES.

(D) AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $7,357,505. THE GROSS UNREALIZED APPRECIATION IS $3,509,408 ; THE GROSS UNREALIZED DEPRECIATION IS $518,324 , RESULTING IN NET UNREALIZED APPRECIATION OF $2,991,084 FOR FEDERAL INCOME TAX PURPOSES.

(E) AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $15,105,679. THE GROSS UNREALIZED APPRECIATION IS $371,944 ; THE GROSS UNREALIZED DEPRECIATION IS $1,029,918 , RESULTING IN NET UNREALIZED DEPRECIATION OF $657,974 FOR FEDERAL INCOME TAX PURPOSES.

(F) AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $9,336,031. THE GROSS UNREALIZED APPRECIATION IS $1,958; THE GROSS UNREALIZED DEPRECIATION IS $544,938 , RESULTING IN NET UNREALIZED DEPRECIATION OF $542,980 FOR FEDERAL INCOME TAX PURPOSES.




FundManager Portfolios
Statement of Assets and Liabilities

MARCH 31, 2000 (UNAUDITED)



                              Aggressive                    Growth with                   Managed
                              Growth         Growth         Income         Bond           Total Return   International
                              Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio

Assets:

Investments, at value*        $21,268,598    $19,711,897    $21,834,541    $8,793,051     $14,447,705    $10,348,589

Cash                              149,638        78,028         102,665       103,042         192,726        564,385

Receivable for                        -             -              -            -                -             -
investments sold

Receivable for fund                   -             -              -            -                -             -
shares sold

Dividend receivable                   -          8,119             -            34,562       38,573            -

Prepaid expenses                   2,452         8,283           4,229          62,723           -          42,942

Miscellaneous receivable              -            453             -            -                -             -

   Total assets               21,420,688    19,806,780      21,941,435       8,993,378    14,679,004    10,955,916

Liabilities:

Payable for fund shares
     redeemed                    881,523       441,484         262,974         -            456,320        145,725

Distribution expense               6,662         5,902           5,208          1,934         3,332          4,934
payable

Accrued expenses                     -              -              -            -            10,080            -

   Total liabilities             888,185       447,386         268,182          1,934        469,732        150,659

Net Assets                   $20,532,503     $19,359,393    $21,673,253    $8,991,444     $14,209,272    $10,805,257

A Shares

Shares Outstanding             1,101,489      1,129,958       1,335,862       961,435       1,481,587       593,829

Net Assets                   $19,128,896     $18,036,32     $21,119,579    $8,991,444     $14,072,078    $8,962,416

Net Asset Value                   $17.37         $15.96          $15.81         $9.35           $9.50        $15.09


B Shares

Shares Outstanding                81,609         83,554         35,317           N/A          14,460        122,968

Net Assets                    $1,403,607     $1,323,068       $553,674           N/A        $137,194     $1,842,841

Net Asset Value                   $17.20         $15.83         $15.68           N/A           $9.49         $14.99

Net Assets consist of:

Paid in capital              $11,362,325     $9,658,659     $12,554,690    $12,610,710    $14,658,517    $7,675,767

Undistributed net                 -                -                -           63,673       244,103          -
investment income

Accumulated realized gain
(loss)                         5,135,075     6,426,860        6,420,993     (3,139,959)    (35,374)        138,406

Net unrealized
appreciation                   4,035,105     3,273,874        2,697,570       (542,980)   (657,974)      2,991,084
(depreciation)

Net Assets                   $20,532,505     $19,359,393    $21,673,253     $8,991,444   $14,209,272    $10,805,257

*Investments, at cost        $17,233,493     $16,438,023    $19,136,971     $9,336,031   $15,105,679     $7,357,505


(See Notes which are an integral part of the Financial Statements)









FundManager Portfolios

Statement of Operations

SIX MONTHS ENDED MARCH 31, 2000 (UNAUDITED)

----------------------- -------------------------------------------------------
                             Aggressive          Growth                Managed
                                                 with
                             Growth    Growth    Income      Bond      Total      International
                                                                       Return

                             Portfolio Portfolio Portfolio   Portfolio Portfolio  Portfolio
                             --------  --------  ---------   --------  --------------------
Income:
   Dividend income           $40,728   $60,393   $136,667    $302,763  $409,039    $48,813
Expenses:
   Advisory fee                                    52,196                           21,590
                              48,258    45,790                23,112    38,612
   Transfer agent                                  27,254                           15,145
                              23,151    26,359                12,455    18,579
   Shareholder service                             25,580                            9,322
expense - Class A             22,788    21,722                11,556    19,189
   Shareholder service         5,364     4,692      2,074          -       467       5,890
expense - Class B
   Administrative fee                              37,500                           37,500
                              37,500    37,500                37,500    37,500
   Printing & Postage          2,304     3,684      5,841      3,866     2,450       2,877
   Custodian fees and                              18,086                           14,038
fund accounting fees          16,310    17,140                12,002    11,255
   Legal                       1,325     2,353      3,752      2,225     1,325       1,325
   Registration fees           5,820     8,307      9,633      8,841     5,702       4,963
   Trustee fees                2,106     2,253      2,758      2,356     2,205       1,917
   Audit fee                                       17,563                           12,125
                              14,125    15,857                14,503    13,542
   Miscellaneous                 632     1,020      1,839      1,009       112         355
                             --------  --------  ---------   --------  --------------------
Total expenses

                             179,683   186,677    204,076    129,425   150,938     127,048
Waiver of advisory fee
                             (21,234)  (36,632)  (35,493)    (23,112)  (3,089)    (21,590)
   Custodian earnings                             (7,773)
credits                      (9,440)   (8,841)               (3,311)   (3,687)    (15,828)
                             --------  --------  ---------   --------  --------------------
   Net expenses                                                                     89,630
                             149,009   141,204    160,810    103,002   144,162
                             --------  --------  ---------   --------  --------------------
Net investment income        ($108,281)($80,811) ($24,143)   $199,761  $264,877   ($40,817)
                             --------  --------  ---------   --------  --------------------

Realized and Unrealized
Gain (Loss):
   Net realized gain                                                               (4,200)
(loss) on investment         965,379   2,009,589  142,222    (46,605)  (216,643)
   Net realized gains                                          8,006
received from underlying     1,895,548 986,342   1,842,826             306,590     185,015
funds
   Net change in

unrealized appreciation      2,191,703 278,361    292,757    (46,022)   18,856    2,420,764
(depreciation)
                             --------  --------  ---------   --------  --------------------
Net realized and

unrealized gain (loss)       5,052,630 3,274,292 2,277,805   (84,621)  108,803    2,601,579
                             --------  --------  ---------   --------  --------------------

Net increase (decrease)
in net assets
   resulting from
operations                   $4,944,349$3,193,481$2,253,662  $115,140  $373,680   $2,560,762



(See Notes which are an integral part of the Financial Statements)




FundManager Portfolios
Statements of Changes in Net Assets



-----------------------------------------------------------------------------------------   ------------------------
                                       Aggressive                 Growth                    Growth
                                       Growth                     Portfolio                 with
                                       Portfolio                                            Income
                                                                                            Portfolio

                                       ------------------------   -----------------------   ------------------------
                                       Six           Year         Six          Year         Six           Year
                                       Months        Ended        Months       Ended        Months        Ended
                                       Ended         September    Ended        September    Ended         September
                                       March 31,     30, 1999     March        30, 1999     March 31,     30, 1999
                                       2000                       31, 2000                  2000
                                       (unaudited)                (unaudited)               (unaudited)
                                       -----------   ----------   ----------   ----------   -----------   ----------
Increase (decrease) in Net Assets
from:
Operations

   Net investment income (loss)                                                              $(24,143)      $30,845
                                       $(108,281)    $(262,176)   $(80,811)    $(163,500)
   Net realized gain on investments
and underlying funds                    2,860,927    6,770,975    2,995,931    7,159,662     1,985,048    8,771,773
   Change in unrealized appreciation                   933,141      278,361      625,849       292,757
(depreciation)                          2,191,703                                                         (698,234)
                                       -----------   ----------   ----------   ----------   -----------   ----------
Net increase (decrease) in net assets
resulting from operations               4,944,349    7,441,940    3,193,481    7,622,011     2,253,662    8,104,384
                                       -----------   ----------   ----------   ----------   -----------   ----------

Class A

Dividends and distributions from:
   Net investment income                        -            -            -            -             -
                                                                                                          (687,822)

   Net realized gains

                                       (3,495,114)   (3,205,863)  (3,295,236)  (3,631,857)  (3,622,380)   (4,001,790)
                                       -----------   ----------   ----------   ----------   -----------   ----------
   Total distributions

                                       (3,495,114)   (3,205,863)  (3,295,236)  (3,631,857)  (3,622,380)   (4,689,612)
                                       -----------   ----------   ----------   ----------   -----------   ----------

Capital share transactions:
   Proceeds from sales of shares
                                        3,053,110    4,704,897    2,491,535    5,386,962     1,791,454    3,691,846
   Reinvestment of dividends

                                        3,326,189    3,114,913    3,166,217    3,520,754     3,497,609    4,337,237
   Payments for shares redeemed
                                       (5,320,368)   (19,170,993) (4,757,884)  (24,952,841) (2,631,741)   (28,832,251)
                                       -----------   ----------   ----------   ----------   -----------   ----------
   Total from share transactions                                    899,868
                                        1,058,931    (11,351,183)              (16,045,125)  2,657,322    (20,803,168)
                                       -----------   ----------   ----------   ----------   -----------   ----------

Class B

Dividends and distributions from:
   Net investment income                        -            -            -            -             -            -
   Net realized gains                   (209,796)            -                         -      (73,041)            -
                                                                  (181,005)

                                       -----------   ----------   ----------   ----------   -----------   ----------
   Total distributions                  (209,796)            -                         -      (73,041)            -
                                                                  (181,005)

                                       -----------   ----------   ----------   ----------   -----------   ----------

Capital share transactions:
   Proceeds from sales of shares          401,322      800,355      616,671      602,576       252,103      291,677
   Reinvestment of dividends              205,869            -      169,893            -        65,843            -
   Payments for shares redeemed           (1,938)          (2)     (20,094)      (3,110)      (19,456)          (2)
                                       -----------   ----------   ----------   ----------   -----------   ----------
   Total from share transactions          605,253      800,353      766,470      599,466       298,490      291,675
                                       -----------   ----------   ----------   ----------   -----------   ----------

Total Increase (Decrease) in Net

Assets                                  2,903,623    (6,314,753)  1,383,578    (11,455,505)  1,514,053    (17,096,721)

Net Assets:
   Beginning of period

                                       17,628,882    23,943,635   17,975,815   29,431,320   20,159,200    37,255,921
                                       -----------   ----------   ----------   ----------   -----------   ----------
   End of period

                                       $20,532,505   $17,628,882  $19,359,393  $17,975,815  $21,673,253   $20,159,200
                                       ===========   ==========   ==========   ==========   ===========   ==========
Undistributed Net Investment Income            $-           $-           $-           $-            $-      $56,653
                                       ===========   ==========   ==========   ==========   ===========   ==========


Shares Outstanding:
Class A
   Beginning of period

                                        1,025,004    1,701,201    1,047,700    1,986,992     1,156,887    2,323,640
   Shares sold                            179,743      285,533      159,524      316,121       110,866      209,141
   Reinvestment of dividends              203,935      198,529      209,961      218,816       229,803      264,199
   Shares redeemed                      (307,193)                                            (161,694)
                                                     (1,160,259)  (287,227)    (1,474,229)                (1,640,093)
                                       -----------   ----------   ----------   ----------   -----------   ----------
   End of period

                                        1,101,489    1,025,004    1,129,958    1,047,700     1,335,862    1,156,887
                                       ===========   ==========   ==========   ==========   ===========   ==========

Class B

   Beginning of period*                    45,409            -       34,805            -        16,448            -
   Shares sold                             23,591       45,409       38,574       34,983        15,752       16,448
   Reinvestment of dividends               12,724            -       11,334            -         4,354            -
   Shares redeemed                          (115)            -      (1,159)        (178)       (1,237)            -
                                       -----------   ----------   ----------   ----------   -----------   ----------
   End of period                           81,609       45,409       83,554       34,805        35,317       16,448
                                       ===========   ==========   ==========   ==========   ===========   ==========




FundManager Portfolios
Statements of Changes in Net Assets

-------------------------------------------------------------------------------------------------------------------------------
                                                                       Managed                         International
                                          Bond                         Total                            Portfolio
                                          Portfolio                    Return

                                                                       Portfolio

                                          Six           Year            Six Months      Year Ended     Six Months    Year
                                          Months        Ended          Ended March      September         Ended      Ended
                                          Ended         September        31, 2000        30, 1999       March 31,    September
                                          March         30, 1999       (unaudited)                        2000       30, 1999
                                          31, 2000                                                     (unaudited)
                                          (unaudited)
Increase (decrease) in Net Assets
from:
Operations

   Net investment income (loss)                                            $264,877        $398,868      $(40,817)
                                           $199,761     $2,105,417                                                   $(64,838)
   Net realized gain on investments        (38,599)                          89,947         204,751        180,815     255,364
and underlying funds                                    (221,979)
   Change in unrealized appreciation       (46,022)                          18,856       (345,648)      2,420,764
(depreciation)                                          (3,051,567)                                                  2,593,680
Net increase (decrease) in net assets       115,140                         373,680         257,971      2,560,762
resulting from operations                               (1,168,129)                                                  2,784,206

Class A

Dividends and distributions from:
   Net investment income                                                  (264,254)       (396,123)              -           -
                                          (595,917)     (2,052,573)
   Net realized gains                             -             -         (269,835)     (1,288,597)      (201,120)           -
   Total distributions                                                    (534,089)     (1,684,720)      (201,120)           -
                                          (595,917)     (2,052,573)

Capital share transactions:
   Proceeds from sales of shares            715,750                       1,871,148      10,181,492      2,775,506
                                                        3,069,959                                                    3,238,895
   Reinvestment of dividends                579,980                         528,797       1,628,752        200,089           -
                                    1,202,443

   Payments for shares redeemed                                         (4,946,872)     (3,366,148)
                                          (1,335,637)   (51,619,581)                                   (1,600,966)   (10,660,593)
   Total from share transactions           (39,907)                     (2,546,927)       8,444,096      1,374,629
                                                        (47,347,179)                                                 (7,421,698)

Class B

Dividends and distributions from:
   Net investment income                          -             -             (978)           (180)              -           -
   Net realized gains                             -             -           (1,610)               -       (31,454)           -
   Total distributions                            -             -           (2,588)           (180)       (31,454)           -

Capital share transactions:
   Proceeds from sales of shares                  -             -           101,750          50,470      1,071,027     503,733
   Reinvestment of dividends                      -             -             2,543             171         28,284           -
   Payments for shares redeemed                   -             -          (14,578)             (2)       (58,920)         (2)
   Total from share transactions                  -             -            89,715          50,639      1,040,391     503,731

Total Increase (Decrease) in Net                                        (2,620,209)       7,067,806      4,743,208
Assets                                    (520,684)     (50,567,881)                                                 (4,133,761)

Net Assets:
   Beginning of period                                                   16,829,481       9,761,675      6,062,049
                                          9,512,128     60,080,009                                                   10,195,810
   End of period

                                          $8,991,444    $9,512,128      $14,209,272     $16,829,481    $10,805,257   $6,062,049
Undistributed Net Investment Income         $63,673                        $244,103        $264,368             $-          $-
                                                         $439,821

Shares Outstanding:
Class A
   Beginning of period                      966,959                       1,747,314         903,317        498,683
                                                        5,704,681                                   1,058,564        1,232,125
   Shares sold                               75,803       299,722           197,982       1,017,019        192,704     314,346
   Reinvestment of dividends                 62,051       117,694            55,831         166,640         13,982           -
   Shares redeemed                                                        (519,540)       (339,662)      (111,540)
                                          (143,378)     (5,155,138)                                                  (1,047,788)
   End of period                            961,435       966,959         1,481,587       1,747,314        593,829     498,683

Class B

   Beginning of period*                           -             -             5,074               -         46,879           -
   Shares sold                                    -             -            10,692           5,057         78,243      46,879
   Reinvestment of dividends                      -             -               268              17          1,987           -
   Shares redeemed                                -             -           (1,574)               -        (4,141)           -
   End of period                                  -             -            14,460           5,074        122,968      46,879




(See Notes to Financial Statements which are an integral part of the Financial Statements).

*Class B shares were effective January 8, 1999.




FundManager Portfolios

FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------
For a share outstanding throughout each period.







                                                                    Net Realized and              Distributions    Distributions
                                   Net Asset Value,  Net Investment    Unrealized    Total From     From Net       from Net
                                     Beginning of      Income        Gain/(Loss) on   Investment   Investment    Realized Gain on
                                        Period         (Loss)         Investments     Operations     Income         Investments
Year Ended September 30,
-------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH PORTFOLIO:
CLASS A
1995(a)                                 $15.57         (0.13)              3.70         3.57          -          (0.83)
1996                                    $18.31         0.12(b)             1.64         1.76        (0.38)       (2.89)
1997                                    $16.80         (0.12)(b)           3.75         3.63        (0.07)       (1.92)
1998                                    $18.44         0.16               (2.34)       (2.18)       (0.38)       (1.81)
1999                                    $14.07         (0.30)              4.65         4.35          -          (1.95)
2000(f)                                 $16.47         (0.11)              4.79         4.68          -          (3.78)
AGGRESSIVE GROWTH PORTFOLIO:
CLASS B

1999(g)                                 $15.52         (0.08)              0.96           0.88        -             -
2000 (f)                                $16.40         (0.11)              4.69           4.58        -          (3.78)
GROWTH PORTFOLIO:
CLASS A

1995(a)                                 $14.09         (0.02)              2.99           2.97      -           (0.92)
1996                                    $16.14         0.01(b)             1.85           1.86    (0.24)        (2.77)
1997                                    $14.99         0.04(b)             4.91           4.95    (0.30)        (1.83)
1998                                    $17.81         0.18               (0.48)         (0.30)   (0.26)        (2.44)
1999                                    $14.81         (0.10)              3.73           3.63      -           (1.83)
2000 (f)                                $16.61         (0.07)              2.96           2.89      -           (3.54)
GROWTH PORTFOLIO:
CLASS B

1999(h)                                 $16.16         (0.08)              0.47           0.39      -              -
2000 (f)                                $16.55         (0.05)              2.87           2.82      -           (3.54)
GROWTH WITH INCOME PORTFOLIO:
CLASS A

1995(a)                                 $15.99         0.27                3.19           3.46    (0.33)        (0.84)
1996                                    $18.28         0.60(b)             1.60           2.20    (0.86)        (2.93)
1997                                    $16.69         0.26(b)             4.78           5.04    (0.43)        (2.33)
1998                                    $18.97         0.37               (0.62)         (0.25)   (0.34)        (2.35)
1999                                    $16.03         (0.20)              3.38           3.18    (0.30)        (1.73)
2000 (f)                                $17.18         (0.22)              2.05           1.83      -           (3.20)
GROWTH WITH INCOME PORTFOLIO:
CLASS B

1999(g)                                 $16.62         (0.07)              0.57           0.50      -               -
2000 (f)                                $17.12         (0.16)              1.92           1.76      -          (3.20)
INTERNATIONAL PORTFOLIO:
CLASS A

1998(f)                                 $10.00         (0.07)(b)           (1.66)        (1.73)     -               -
1999                                    $8.27          (0.18)              3.02           2.84      -               -
2000 (f)                                $11.11         (0.05)              4.42           4.37      -          (0.39)
INTERNATIONAL PORTFOLIO:
CLASS B

1999(g)                                 $9.48          (0.03)              1.63           1.60      -              -
2000 (f)                                $11.08         (0.06)              4.36           4.30      -         (0.39)
MANAGED TOTAL RETURN PORTFOLIO:
CLASS A

1995(a)                                 $11.24         0.28                1.18           1.46    (0.30)    (0.75)
1996                                    $11.65         0.42(b)             0.40           0.82    (0.50)    (0.52)
1997                                    $11.45         0.28(b)             1.55           1.83    (0.32)    (0.90)
1998                                    $12.06         0.29                (0.08)         0.21    (0.31)    (1.15)
1999                                    $10.81         0.40                0.21           0.61    (0.38)    (1.43)
2000 (f)                                $9.60          0.10                0.06           0.16    (0.09)    (0.17)
MANAGED TOTAL RETURN PORTFOLIO:
CLASS B

1999(g)                                 $9.74          0.17               (0.20)         (0.03)   (0.11)      -
2000 (f)                                $9.60          (0.03)              0.09           0.06      -       (0.17)

BOND PORTFOLIO
1995(a)                                 $9.66          0.52                0.49           1.01    (0.46)      -
1996                                    $10.21         0.52(b)            (0.14)          0.38    (0.59)      -
1997                                    $10.00         0.51(b)             0.31           0.82    (0.54)      -
1998                                    $10.28         0.54                0.32           0.86    (0.61)      -
1999                                    $10.53         0.93               (1.12)         (0.19)   (0.48)      -
2000 (f)                                $9.84          0.23               (0.10)          0.13    (0.62)      -



(a) On February 21, 1995, Freedom Capital Management Corporation became the Investment Adviser.

(b)  Per share information is based on average shares outstanding.

(c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(d)  The ratios are presented after expense waivers, if any.

(e) Total Return for the period from commencement of operations through end of period and is not annualized.

(f)  For the six months ended March 31, 2000. (unaudited)

     (SEE NOTES TO FINANCIAL STATEMENTS WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS)


                          RATIOS TO AVERAGE NET ASSETS



                Net Asset                              Net
                Value,                                 Investment     Expenses   Net Assets,
Total           End         Total                      Income         (after     End of Period       Portfolio
Distributions   of Period   Return (c)  Expenses (d)   (Loss)         waivers)   (000's omitted)     Turnover Rate

  (0.83)        $18.31      24.30%       1.65%         (0.68)%          1.65%        $33,668             50%
  (3.27)        $16.80      12.10%       1.73%         0.68%            1.67%        $38,944            158%
  (1.99)        $18.44      24.16%       1.62%         (0.73)%          1.59%        $36,200             56%
  (2.19)        $14.07      (13.03)%     1.78%         (0.74)%          1.78%        $23,944             38%
  (1.95)        $16.47      31.58%       1.95%         (1.32)%          1.74%        $16,884             63%
  (3.78)        $17.37      29.89%       1.82%         (0.13)%          1.60%        $19,129             44%
     -          $16.40      5.67%(e)     3.13%(i)      (2.67)%          2.92%(i)        $745             63%
  (3.78)        $17.20      29.36%       2.57%         (0.88)%          2.35%         $1,404             44%
  (0.92)        $16.14      22.60%       1.71%         (0.11)%          1.71%        $26,022             68%
  (3.01)        $14.99      13.46%       1.67%         (0.01)%          1.61%        $26,639             93%
  (2.13)        $17.81      36.92%       1.70%          0.18%           1.65%        $32,835             95%
  (2.70)        $14.81      (2.21)%      1.70%         (0.32)%          1.70%        $29,431             33%
  (1.83)        $16.61      24.91%       1.72%         (0.73)%          1.57%        $17,400             62%
  (3.54)        $15.96      18.64%       2.00%         (0.91)%          1.60%        $18,036             42%
     -          $16.55      2.41%(e)    2.68%(i)       (1.51)%(i)       2.53%(i)        $576             62%
  (3.54)        $15.83      18.24%       2.75%         (1.57)%          2.35%         $1,323             42%
  (1.17)        $18.28      23.30%       1.59%           1.72%          1.59%        $35,643             12%
  (3.79)        $16.69      13.73%       1.83%           3.51%          1.77%        $31,571             85%
  (2.76)        $18.97      34.27%       1.67%           1.44%          1.62%        $37,274             61%
  (2.69)        $16.03      (1.61)%      1.61%           0.16%          1.61%        $37,256             14%
  (2.03)        $17.18      20.40%       1.55%           0.09%          1.55%        $19,878             16%
  (3.20)        $15.81      11.37%       1.94%         (0.25)%          1.60%        $21,120              2%
     -          $17.12      3.01%(e)     2.89%(i)      (1.32)%          2.89%(i)        $282             16%
  (3.20)        $15.68      10.97%       2.69%         (0.89)%          2.35%           $554              2%
     -          $8.27       (17.30)%     2.72%(i)      (2.50)%          2.72%(i)     $10,196             18%
     -          $11.11      34.34%       2.77%         (1.20)%          2.27%         $5,543             31%
  (0.39)        $15.09      39.51%       2.84%         (0.86)%          2.34%         $8,962             15%
     -          $11.08      16.88%(e)    3.63%(i)      (1.86)%          3.13%(i)        $519             31%
  (0.39)        $14.99      38.99%       3.59%         (1.60)%          3.09%         $1,843             15%
  (1.05)        $11.65      14.30%       2.09%           2.29%          2.09%        $14,749             50%
  (1.02)        $11.45       7.58%       2.27%           3.62%          2.21%        $12,123            159%
  (1.22)        $12.06      17.42%       2.19%           2.15%          2.08%        $11,606             73%
  (1.46)        $10.81       1.75%       2.65%           1.40%          2.65%         $9,762             98%
  (1.81)        $9.60        5.56%       2.64%           2.86%          2.24%        $16,781            127%
  (0.26)        $9.50        2.44%       1.95%           3.18%          1.91%        $14,072             26%
  (0.11)        $9.60       (0.37)%(e)   3.36%(i)        2.26%(i)       2.86%(i)         $49            127%
  (0.17)         $9.49       1.99%       2.70%           2.16%          2.66%           $137             26%
  (0.46)        $10.21       10.80%      1.45%           5.38%          1.45%        $77,419             53%
  (0.59)        $10.00       3.78%       1.52%           5.14%          1.47%        $70,166             93%
  (0.54)        $10.28        8.45%      1.47%           5.03%          1.43%        $63,557            142%
  (0.61)        $10.53        8.69%      1.47%           4.69%          1.47%        $60,080             33%
  (0.48)         $9.84       (2.01)%     1.42%           4.70%          1.42%         $9,512             18%
  (0.62)         $9.35        1.45%      2.80%           4.75%          2.30%         $8,991              3%

 (  (f)  The Portfolio commenced investment operations on June 6, 1998.
    (g)  The Portfolio commenced investment operations on February 22, 1999.
    (h)  The Portfolio commenced investment operations on February 16, 1999.
    (i)  Annualized.






FUNDMANAGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2000 (UNAUDITED)

-----------------------------------------------------------------------------

     1. DESCRIPTION AND SHARES OF THE PORTFOLIOS. FundManager Portfolios (the "Trust") consists of a series of six separately managed portfolios (collectively, the "Portfolios"), each with distinct investment objectives. Following is the investment objective of each of the six portfolios presented herein: Aggressive Growth Portfolio (capital appreciation without regard to current income), Growth Portfolio (long-term capital appreciation with current income a secondary consideration), Growth with Income Portfolio (combination of capital appreciation and current income), Bond Portfolio (high level of current income), Managed Total Return Portfolio (high total return, through capital appreciation and current income), and International Portfolio (long-term capital appreciation without regard to current income). The Trust is registered under the Investment Company Act of 1940, as amended, (the "Act") as an open-end, diversified management investment company established as a "Delaware business trust". The Trust, with the exception of the Bond Portfolio, offers Class A and Class B shares. The Bond Portfolio offers only Class A shares. Class B shares were effective on January 8, 1999.

     2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the Trust's significant accounting policies:

     (A) Security Valuation. Shares of other open-end investment companies are valued at their net asset value as reported by such companies. In the absence of readily available market quotations, investments are valued at fair value as determined by the Board of Trustees (the "Trustees").

     (B) Security Transactions and Related Investment Income. Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Identified cost of investments sold is used to calculate gains and losses for both financial statement and federal income tax purposes.

     (C) Expense Allocation. The Portfolios bear all costs of their operations other than expenses specifically assumed by the investment adviser or the distributors. Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses incurred by the Trust with respect to any two or more Portfolios are allocated in proportion to the net asset levels of each Portfolio; except where allocations of direct expenses to each Portfolio can otherwise be made fairly.

     (D) Federal Income Taxes. Each Portfolio is treated as a separate taxable entity for federal tax purposes. Each Portfolio has qualified and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable income, including any net realized gains, to its shareholders.

     Accordingly, no provision for federal income or excise tax is required. At September 30, 1999, the Bond Portfolio has net capital loss carryforwards on the basis of identified cost, for federal income tax purposes of approximately $2,200,072. These capital loss carryforwards will be used to offset any future realized gains to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Bond Portfolio of any liability for federal income tax. The capital losses of $478,849 and $1,721,223 will expire September 30, 2005, and September 30, 2004, respectively.

     (E)  Distributions   to  Shareholders.   Dividends  and   distributions  to
          shareholders are recorded on the ex-dividend date.

     Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to losses deferred on wash sales, post October 31 losses, and short-term capital gain distributions received by the Portfolios from other open-end investment companies.

     (F) Use of Estimates. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets form operations during the reporting period. Actual results could differ from those estimates.

     (G) Reclassification of Net Asset Accounts. During the period ended March 31, 2000, the Portfolios reclassified the effects of certain differences between the financial statement amounts and distributions determined in accordance with income tax regulations. These differences were reclassified [increase/(decrease)] between undistributed net investment income and accumulated net realized gain/(loss) on investments:

                                                  Accumulated
                                Undistributed    Net Realized
                                    Net              Gain/(Loss)
                                 Investment            on
                                  INCOME            INVESTMENTS

Aggressive Growth
Portfolio.....................     $ 655,627      $(655,627)
Growth Portfolio..............       148,801       (148,801)
Growth and Income Portfolio...       206,132       (206,132)
Bond Portfolio................         3,113         (3,113)
Managed Total Return Portfolio.       41,685        (41,685)
International Portfolio........       41,164        (41,164)

3.  ADVISORY FEES AND OTHER TRANSACTIONS WITH    AFFILIATES.

     (A) Advisory Fees. The Trust retains Freedom Capital Management Corporation ("Freedom") to act as Investment Adviser ("Adviser").
          Freedom is responsible for the investment management of each Portfolio's assets, including the responsibility for making the investment decisions and placing orders for the purchase and sale of the Portfolios' investments directly with the issuers or with brokers or dealers selected by it in its discretion, including the distributors. Freedom also furnished to the Trustees, who have overall responsibility for the business affairs of the Trust, periodic reports on the investment performance of the Portfolios. For its services as Adviser, Freedom receives from each Portfolio a fee, payable monthly, at the annual rate of 0.50% of each Portfolio's average daily net assets up to $500 million and 0.40% of average daily net assets in excess of $500 million. The Adviser may voluntarily choose to waive a portion of its fee at its sole discretion.

     (B) Administration. Federated Administrative Services ("FAS"), a wholly-owned subsidiary of Federated investors, Inc., provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Portfolios. FAS provides these at an annual rate which relates to the average aggregate daily net assets of the Portfolios as specified below:

      MAXIMUM
   ADMINISTRATIVE        AVERAGE AGGREGATE
        FEE              DAILY NET ASSETS
      .150%         on the first $250 million
      .125%         on the next $250 million
      .100%         on the next $250 million
      .075%         on assets in excess of $750 million

     The administrative fee received during any fiscal year shall be at least $75,000 per portfolio. FAS may voluntarily choose to waive a portion of its fee or minimums from time to time at its sole discretion.

     (C) Distribution Fee and Shareholder Servicing Expenses. The Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940, which allows them to pay a distribution and shareholder servicing fee of up to 0.25% of the Class A Shares assets and up to 1.00% of the Class B Shares assets. Payments under the Distribution Plan are designed to compensate the Distributors for costs and expenses incurred by the Distributors in connection with the sale, distribution and customer servicing of the Portfolios' Class A Shares and Class B Shares.

     (D) Transfer and Dividend Disbursing Agent Fees and Expenses. Federated Shareholder Services Company ("FSSC"), a subsidiary of Federated Investors, serves as transfer agent, dividend disbursing agent and shareholder servicing agent for the Portfolios.

     (E) Trustees' Fees. Trustees who are not affiliated with Freedom receive compensation and out-of-pocket expenses from each Portfolio.

4. INVESTMENT TRANSACTIONS. Purchase and sale transactions for the period ended March 31, 2000, were as follows:

PORTFOLIOS                                PURCHASES              SALES
Aggressive Growth Portfolio               $9,454,728           $8,530,854
Growth Portfolio                          $7,588,616           $7,599,365
Growth with Income Portfolio              $2,214,181             $500,000
Bond Portfolio                              $310,760             $650,000
Managed Total Return Portfolio            $3,875,777           $5,582,842
International Portfolio                   $3,458,829           $1,267,065

5. EXPENSE OFFSET ARRANGEMENTS. Each Portfolio's Statement of Operations reflects custodial earnings credits. These amounts are used to offset the custody fee payable by the Portfolios to the custodian bank. The credits are earned when the Portfolio maintains a balance of uninvested cash at the custodian bank.


6. SUBSEQUENT EVENT. On March 29, 2000 the Trustees unanimously voted to proceed with a liquidation of the Trust's assets. Accordingly, the Trust was liquidated and ceased operations on April 28, 2000.